RIGHT-OF-USE LEASED ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure for right-of-use assets [Table Text Block]
	Note	Office premises	Plant	Vehicles	Total right-of-use assets

Balance at adoption on January 1, 2019		$1,091	$656	$88	$1,835
Additions		8		—	8
Adjustments			(22)		(22)
Transfers to mineral property, plant and equipment				(43)	(43)
Depreciation		(181)	(215)	(45)	$(441)
Balance December 31, 2019		$918	$419	$—	$1,337

Additions		28		—	28
Adjustments		3			3
Depreciation		(197)	(310)	—	$(507)
Balance December 31, 2020		$752	$109	$—	$861